Intangible Assets, Net (Schedule of Weighted Average Annual Rates of Amortization for Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Weighted average annual rates of amortization for the major classes of intangible assets	9.60%	9.60%
Amortization of intangible assets	$ 1,549	$ 1,736	$ 1,755
Customer contracts and relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average annual rates of amortization for the major classes of intangible assets	7.60%	7.60%
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average annual rates of amortization for the major classes of intangible assets	10.80%	10.80%
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average annual rates of amortization for the major classes of intangible assets	10.00%	10.00%